Schedule of future minimum payments (Details)	12 Months Ended
Jan. 31, 2019 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	$ 9,546,198
2020
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	5,702,698
2021
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	1,074,350
2022
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	950,400
2023
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	952,800
2024
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	865,950
Third Parties
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	4,672,198
Third Parties | 2020
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	4,478,698
Third Parties | 2021
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	49,350
Third Parties | 2022
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	50,400
Third Parties | 2023
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	52,800
Third Parties | 2024
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	40,950
Related Parties
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	4,874,000
Related Parties | 2020
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	1,224,000
Related Parties | 2021
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	1,025,000
Related Parties | 2022
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	900,000
Related Parties | 2023
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	900,000
Related Parties | 2024
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	$ 825,000